UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-14876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/ Jonathan Litt     Greenwich, CT     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $107,507 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100     1343    17700 SH
APARTMENT INVT & MGMT CO       CL A             03748R101     5585   208700 SH
BIOMED REALTY TRUST INC        COM              09063H107      778    40500 SH
BRE PROPERTIES INC             CL A             05564E106    11345   225586 SH
CBL & ASSOC PPTYS INC          COM              124830100     5905   283500 SH
CORESITE RLTY CORP             COM              21870Q105     4592   166200 SH
DIAMONDROCK HOSPITALITY CO     COM              252784301      839    94900 SH
DUKE REALTY CORP               COM NEW          264411505      306    22300 SH
EQUINIX INC                    COM NEW          29444U502     4410    21700 SH
EXTRA SPACE STORAGE INC        COM              30225T102     5249   146500 SH
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      186     1800 SH
GENERAL GROWTH PPTYS INC NEW   COM              370023103     5522   280600 SH
HEALTH CARE REIT INC           COM              42217K106      170     2800 SH
HIGHWOODS PPTYS INC            COM              431284108      482    14500 SH
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      861    37500 SH
HOST HOTELS & RESORTS INC      COM              44107P104     5091   324900 SH
JONES LANG LASALLE INC         COM              48020Q107     4001    48600 SH
KILROY RLTY CORP               COM              49427F108     5493   117896 SH
LAS VEGAS SANDS CORP           COM              517834107     9033   202000 SH
MACK CALI RLTY CORP            COM              554489104      755    29600 SH
POST PPTYS INC                 COM              737464107     5523   111800 SH
PROLOGIS INC                   COM              74340W103     4539   126900 SH
PULTE GROUP INC                COM              745867101     5071   288100 SH
REGENCY CTRS CORP              COM              758849103      311     6700 SH
SBA COMMUNICATIONS CORP        COM              78388J106     5734    81600 SH
SOVRAN SELF STORAGE INC        COM              84610H108      164     2700 SH
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     5197    90600 SH
TOLL BROTHERS INC              COM              889478103     4519   144500 SH
WASTE CONNECTIONS INC          COM              941053100      494    14900 SH
WEINGARTEN RLTY INVS           SH BEN INT       948741103      127     4800 SH
WYNN RESORTS LTD               COM              983134107     3882    35400 SH